Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016		Mar. 31, 2015		Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 72,326		¥ 84,796		¥ 104,264
Provision (Reversal)		11,717		11,631		13,838
Charge-offs		(18,685)		(27,711)		(29,525)
Recoveries		1,181		1,918		1,409
Other		(6,468)	[1]	1,692	[2]	(5,190)	[3]
Ending balance		60,071		72,326		84,796
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[4]	10,717		14,148		15,316
Provision (Reversal)	[4]	(1,308)		(690)		2,532
Charge-offs	[4]	(1,236)		(3,390)		(3,921)
Recoveries	[4]	232		432		111
Other	[4],[5]	(172)	[1]	217	[2]	110	[3]
Ending balance	[4]	¥ 8,233		¥ 10,717		¥ 14,148

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[4]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely in accordance with ASC 310-30 ("Receivables-Loans and Debt Securities Acquired with Deteriorated Credit Quality").
[5]	Other includes foreign currency translation adjustments.